SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash	$ 41,607	$ 35,721
Cash equivalents	2,660
Total	$ 44,267	$ 35,721	$ 4,947